Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other accounts receivable [Abstract]
Recoverable taxes	$ 175,268	$ 28,673
Services for port, maritime and other operations	97,328	168,105
Insurance claims	958	3,764
Employees	8,561	8,133
Others	37,078	32,903
Other accounts receivable	$ 319,193	$ 241,578